DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 3.4%
Verizon Communications, Inc.
(Cost $151,692)
3,777 155,272
Consumer Discretionary
— 3.4%
Best Buy Co., Inc.
1,047 83,006
Lowe's Cos., Inc.
148 35,887
NIKE, Inc., Class B
568 36,710
(Cost $157,693)
155,603
Consumer Staples — 15.0%
Archer-Daniels-Midland Co.
1,328 80,663
Church & Dwight Co., Inc.
193 16,436
Clorox Co.
358 38,642
Coca-Cola Co.
873 63,834
Colgate-Palmolive Co.
471 37,864
Costco Wholesale Corp.
10 9,136
Hormel Foods Corp.
2,411 55,959
J M Smucker Co.
675 70,321
Kimberly-Clark Corp.
573 62,526
McCormick & Co., Inc.
670 45,211
PepsiCo, Inc.
390 58,009
Procter & Gamble Co.
282 41,781
Sysco Corp.
697 53,111
Target Corp.
443 40,145
Walmart, Inc.
170 18,787
(Cost $782,136)
692,425
Energy — 3.6%
Chevron Corp.
538 81,308
Exxon Mobil Corp.
680 78,825
Texas Pacific Land Corp.
9 7,779
(Cost $171,816)
167,912
Financials — 8.7%
Aflac, Inc.
448 49,419
Assurant, Inc.
165 37,646
Chubb Ltd.
104 30,803
FactSet Research Systems, Inc.
40 11,091
Franklin Resources, Inc.
6,470 146,157
Jack Henry & Associates, Inc.
137 23,904
RenaissanceRe Holdings Ltd.
49 12,797
S&P Global, Inc.
31 15,464
T. Rowe Price Group, Inc.
712 72,895
(Cost $394,585)
400,176
Health Care — 7.8%
Abbott Laboratories
378 48,724
AbbVie, Inc.
499 113,622
Becton Dickinson & Co.
157 30,461
Cardinal Health, Inc.
271 57,522
Cencora, Inc.
70 25,825
Number
of Shares Value $
Medtronic PLC
769 80,999
West Pharmaceutical Services,
Inc.
14 3,882
(Cost $285,913)
361,035
Industrials — 17.0%
ABM Industries, Inc.
758 32,594
Automatic Data Processing, Inc.
147 37,529
C.H. Robinson Worldwide, Inc.
488 77,529
Carlisle Cos., Inc.
44 13,995
Caterpillar, Inc.
72 41,455
Cintas Corp.
87 16,184
CSX Corp.
817 28,889
Donaldson Co., Inc.
438 39,376
Dover Corp.
107 19,825
Emerson Electric Co.
255 34,012
Expeditors International of
Washington, Inc.
257 37,753
Franklin Electric Co., Inc.
201 19,125
Illinois Tool Works, Inc.
181 45,120
JB Hunt Transport Services, Inc.
94 16,352
Lincoln Electric Holdings, Inc.
149 35,675
MSA Safety, Inc.
138 22,259
Pentair PLC
192 20,206
Republic Services, Inc.
107 23,225
Robert Half, Inc.
1,042 28,176
Ryder System, Inc.
236 40,878
Stanley Black & Decker, Inc.
1,192 85,252
Toro Co.
447 31,174
W.W. Grainger, Inc.
13 12,332
Waste Management, Inc.
136 29,630
(Cost $748,502)
788,545
Information Technology
— 5.4%
Analog Devices, Inc.
170 45,108
Badger Meter, Inc.
59 10,534
Microchip Technology, Inc.
1,143 61,242
Microsoft Corp.
34 16,728
QUALCOMM, Inc.
269 45,216
Roper Technologies, Inc.
23 10,263
Texas Instruments, Inc.
349 58,726
(Cost $247,601)
247,817
Materials — 10.0%
Air Products and Chemicals, Inc.
166 43,334
Albemarle Corp.
350 45,497
Amcor PLC
10,179 86,725
AptarGroup, Inc.
139 17,340
Ecolab, Inc.
91 25,040
HB Fuller Co.
411 23,953
Linde PLC
61 25,030
Nucor Corp.
286 45,614
PPG Industries, Inc.
383 38,315

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Royal Gold, Inc.
160 32,614
Sherwin-Williams Co.
49 16,841
Sonoco Products Co.
1,501 63,297
(Cost $475,771)
463,600
Real Estate — 6.6%
Equity LifeStyle Properties, Inc.
REIT
799 50,233
Essex Property Trust, Inc. REIT
252 66,433
Federal Realty Investment Trust
REIT
730 72,073
Realty Income Corp. REIT
2,043 117,697
(Cost $301,596)
306,436
Utilities — 18.1%
American States Water Co.
432 31,869
California Water Service Group
643 29,173
Consolidated Edison, Inc.
721 72,360
Edison International
1,310 77,146
Essential Utilities, Inc.
1,811 71,697
Eversource Energy
1,688 113,400
National Fuel Gas Co.
996 82,120
New Jersey Resources Corp.
990 47,599
Number
of Shares Value $
NextEra Energy, Inc.
693 59,799
ONE Gas, Inc.
770 64,480
Spire, Inc.
678 60,111
UGI Corp.
3,251 128,577
(Cost $740,259)
838,331
TOTAL COMMON STOCKS
(Cost $4,457,564)
4,577,152
EXCHANGE-TRADED FUNDS
— 0.8%
ProShares S&P 500 Dividend
Aristocrats ETF
(Cost $34,919)
345 36,263
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.94% (a)
(Cost $617)
617 617
TOTAL INVESTMENTS — 99.8%
(Cost $4,493,100)
4,614,032
Other assets and liabilities,
net — 0.2%
11,042
NET ASSETS — 100.0%
4,625,074
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers S&P 500 Scored & Screened ETF (b)
5,521 15,083 (20,789) 1,189 (1,004) 54 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.94% (a)
21,666 42,985 (64,034) — — 86 — 617 617
27,187 58,068 (84,823) 1,189 (1,004) 140 — 617 617
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Affiliated fund advised by DBX Advisors LLC.
REIT: Real Estate Investment Trust

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPD-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 4,577,152 $ — $ — $ 4,577,152
Exchange-Traded Funds
36,263 — — 36,263
Short-Term Investments (a)
617 — — 617
TOTAL
$ 4,614,032 $ — $ — $ 4,614,032
(a)
See Schedule of Investments for additional detailed categorizations.